UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811- 8211

Dreyfus Institutional Preferred Money Market Funds (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	3/31
Date of reporting period:	3/31/2009

FORM N-CSR

Item 1.	Reports to Stockholders.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses
With Those of Other Funds
6	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
15	Notes to Financial Statements
21	Report of Independent Registered
Public Accounting Firm
22	Important Tax Information
23	Board Members Information
25	Officers of the Fund

FOR MORE INFORMATION

Back Cover

Dreyfus Institutional
Preferred Money Market Fund

The Fund

LETTER TO SHAREHOLDERS Dear Shareholder:

This annual report for Dreyfus Institutional Preferred Money Market Fund covers the 12-month period ended March 31, 2009. During the reporting period, the fund’s Prime shares produced a 2.17% yield, and its Reserve shares produced a 2.11% yield.Taking into account the effects of compounding, the fund’s Prime and Reserve shares also produced effective yields of 2.19% and 2.13%, respectively, for the same period.1

Financial Crisis and Recession Roiled Credit Markets

Slumping U.S. housing markets, sluggish consumer spending, resurgent energy prices and job losses had intensified by the start of the reporting period, stoking concerns regarding a U.S. recession. In response, the Federal Reserve Board (the “Fed”) had reduced the overnight federal funds rate from 5.25% in September 2007 to 2.25% by the end of March 2008. Also in March 2008, in response to a persistent credit crunch stemming from turmoil in the sub-prime mortgage market, the Fed participated in the rescue of investment bank Bear Stearns and made funds available to Wall Street firms in an unprecedented program allowing the use of mortgage-backed securities as collateral.

While these aggressive remedial efforts reassured investors for a time, the resulting rallies proved to be short-lived as additional write-downs by major banks in the spring of 2008 sparked renewed volatility in the stock and bond markets. Still, a surge in exports boosted U.S. GDP to a better-than-expected 2.8% annualized growth rate in the second quarter of last year.

Second-quarter GDP proved to be the last indication of positive economic growth for the reporting period. Bad news continued to mount over the summer, including greater-than-expected losses by mortgage agencies Fannie Mae and Freddie Mac in July and a higher unemployment rate in August.

September was one of the most challenging months for the financial industry in decades, as major financial institutions found themselves unable to obtain short-term funding for their operations. In the ensuing tumult, the U.S. government effectively nationalized Fannie Mae, Freddie Mac and insurer AIG; Lehman Brothers filed for bankruptcy and other major firms were sold to former rivals. Congress passed the $700 billion Troubled Assets Relief Program (TARP) in an attempt to shore up the nation’s banking system. It later was announced that U.S. GDP contracted by a 0.5% annualized rate in the third quarter.

Money market funds were not immune to the financial crisis. The Lehman Brothers bankruptcy led to challenging liquidity conditions in the commercial paper market, which forced one venerable fund’s net asset value below $1 per share. Other funds’ sponsors stepped in with cash infusions that enabled them to maintain stable net asset values.To prevent a surge in withdrawals, the U.S. government implemented the Temporary Guarantee Program for Money Market Funds, and the commercial paper market subsequently stabilized.

Interest Rates Cut to Unprecedented Low Levels

Despite the first coordinated rate cut ever implemented by the world’s central banks in October, the economic downturn gained momentum in the fall. The National Bureau of Economic Research officially declared in November 2008 that the U.S. economy has been in a recession since late 2007, a pronouncement that was confirmed by more job losses in December.The Fed followed up with additional rate cuts, and the target for the federal funds rate ended 2008 between 0% and 0.25%, a record low. In addition, U.S. GDP contracted by 6.3% in the fourth quarter, contributing to a 1.1% growth rate for 2008 overall.The U.S. economy shed 2.6 million jobs in 2008, and the unemployment rate rose to 7.2% by year-end.

Disappointing economic news continued to undermine investor sentiment in January, as the median sales price of single-family homes fell 12% in December compared to one year earlier, the most on record.The U.S. economy lost another 651,000 jobs in February and 694,000 jobs in March, driving the unemployment rate to a 25-year high of 8.5%. Meanwhile, the Conference Board’s Consumer Confidence Index

The Fund 3

LETTER TO SHAREHOLDERS (continued)

hovered near its lowest level since its inception in 1967. In its ongoing efforts to stimulate the economy, the U.S. government enacted the $787 billion American Recovery and Reinvestment Act, which is designed to retain and create jobs, provide budget relief to states and localities, maintain and expand social programs and offer short-term tax relief to businesses and individuals.

Maintaining a Focus on Quality

Over the first half of the reporting period, we set the fund’s weighted average maturity in a position we considered longer than industry averages. However, September’s historic developments limited our ability to find longer-dated money market instruments at reasonable prices, and we shifted the fund’s focus to overnight maturities.We subsequently have maintained the fund’s weighted average maturity in a range that is roughly in line with industry averages.

Despite new measures designed to address the recession and banking crisis, we currently expect reduced liquidity and tighter loan standards to dampen economic growth over the foreseeable future. Therefore, we intend to maintain the fund’s conservative credit posture and focus on liquidity.

April 15, 2009 New York, N.Y.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Money Market Fund from October 1, 2008 to March 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended March 31, 2009

	Prime Shares	Reserve Shares

Expenses paid per $1,000†	$ .75	$ 1.05
Ending value (after expenses)	$1,007.70	$1,007.40

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended March 31, 2009

	Prime Shares	Reserve Shares

Expenses paid per $1,000†	$ .76	$ 1.06
Ending value (after expenses)	$1,024.18	$1,023.88

† Expenses are equal to the fund’s annualized expense ratio of .15% for Prime Shares and .21% for Reserve Shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The Fund 5

STATEMENT OF INVESTMENTS
March 31, 2009

	Principal
Negotiable Bank Certificates of Deposit—30.3%	Amount ($)	Value ($)

Allied Irish Banks N.A. Inc. (Yankee)
1.33%, 4/29/09	75,000,000 [a]	75,001,163
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
1.18%, 4/28/09	300,000,000	300,000,000
Barclays Bank PLC (Yankee)
1.18%—2.00%, 6/18/09—6/26/09	270,000,000	270,000,000
BNP Paribas (Yankee)
0.95%, 7/13/09	380,000,000	380,000,000
Calyon (Yankee)
1.00%, 6/5/09	400,000,000	400,000,000
Citibank (South Dakota) N.A., Sioux Falls
1.18%, 6/26/09	250,000,000	250,000,000
Credit Suisse (Yankee)
1.42%, 7/9/09	100,000,000	100,000,000
Lloyds TSB Bank PLC (Yankee)
1.00%—1.33%, 4/7/09—4/14/09	400,000,000	400,000,581
Sanpaolo IMI U.S. Financial Co. (Yankee)
1.00%, 6/8/09	100,000,000	100,000,000
Societe Generale (Yankee)
0.63%—1.00%, 4/22/09—4/27/09	400,000,000	400,000,000
Total Negotiable Bank Certificates of Deposit
(cost $2,675,001,744)		2,675,001,744

Commercial Paper—31.1%

Abbey National North America LLC
0.25%, 4/1/09	300,000,000	300,000,000
Allied Irish Banks N.A. Inc.
1.30%, 4/28/09	250,000,000 [a]	249,757,188
Bank of Ireland
1.46%—1.93%, 4/9/09—6/18/09	262,750,000 [a]	262,236,707
CAFCO LLC
1.10%, 6/2/09—6/8/09	300,000,000 [a]	299,413,333

	Principal
Commercial Paper (continued)	Amount ($)	Value ($)

CHARTA LLC
1.10%, 6/4/09	200,000,000 [a]	199,608,889
Gemini Securitization Corp., LLC
0.27%, 4/1/09	200,840,000 [a]	200,840,000
General Electric Capital Corp.
0.15%, 4/1/09	300,000,000	300,000,000
ING (US) Funding LLC
1.14%, 5/4/09	425,000,000	424,555,875
Nordea North America Inc.
0.95%, 5/13/09	200,000,000	199,778,333
UBS Finance Delaware LLC
0.22%, 4/1/09	300,000,000	300,000,000
Total Commercial Paper
(cost $2,736,190,325)		2,736,190,325

Corporate Notes—9.1%

Banca Intesa SpA
1.06%, 4/15/09	250,000,000 [b]	250,000,000
Bank of America Corp.
0.51%, 4/1/09	300,000,000	300,000,000
Citigroup Funding Inc.
1.45%, 5/8/09	100,000,000 [b]	100,000,000
Morgan Stanley
0.68%, 4/3/09	150,000,000 [b]	150,000,000
Total Corporate Notes
(cost $800,000,000)		800,000,000

U.S. Government Agency—2.8%

Federal Home Loan Mortgage Corp.
1.06%, 4/16/09
(cost $250,000,000)	250,000,000 [b,c]	250,000,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)

	Principal
Time Deposits—11.5%	Amount ($)	Value ($)

Commerzbank AG (Grand Cayman)
0.25%, 4/1/09	300,000,000	300,000,000
HSH Nordbank AG (Grand Cayman)
0.31%, 4/1/09	250,000,000	250,000,000
Landesbank Hessen-Thuringen
Girozentrale (Grand Cayman)
0.35%, 4/1/09	110,000,000	110,000,000
Natixis (Grand Cayman)
0.32%, 4/1/09	350,000,000	350,000,000
Total Time Deposits
(cost $1,010,000,000)		1,010,000,000

Repurchase Agreements—15.2%

Barclays Financial LLC
0.18%-0.20%, dated 3/31/09, due 4/1/09
in the amount of $544,002,962 (fully collateralized
by $194,712,030 Federal Home Loan Bank,
1.38%, due 8/27/10, value $195,330,944,
$41,492,970 Federal National Mortgage
Association, 5.65%, due 10/26/17,
value $43,513,943, $193,334,673
Tennessee Valley Authority, 4.50%,
due 4/1/18, value $204,855,486 and
$93,938,300 Treasury Inflation Protected
Securities, 2%, due 1/15/14,
value $111,180,022)	544,000,000	544,000,000
Credit Suisse (USA) Inc.
0.15%, dated 3/31/09, due 4/1/09
in the amount of $500,002,083
(fully collateralized by $469,818,000
U.S. Treasury Notes, 3.12%-4.75%,
due 4/15/10-8/15/17, value $510,001,024)	500,000,000	500,000,000

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)

Mizuho Securities USA
0.15%, dated 3/31/09, due 4/1/09
in the amount of $300,001,250
(fully collateralized by $306,802,400
U.S. Treasury Bills, due 9/10/09-10/22/09,
value $306,000,017)	300,000,000	300,000,000
Total Repurchase Agreements
(cost $1,344,000,000)		1,344,000,000

Total Investments (cost $8,815,192,069)	100.0%	8,815,192,069

Cash and Receivables (Net)	.0%	4,079,357

Net Assets	100.0%	8,819,271,426

a Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to $1,286,857,280 or 14.6% of net assets.
b Variable rate security—interest rate subject to periodic change.
c On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage
Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

Banking	57.8	Asset-Backed/Certificates	3.4
Repurchase Agreements	15.2	U.S. Government Agency	2.8
Asset-Backed/Multi-Seller Programs	7.9	Brokerage Firms	1.7
Foreign/Governmental	6.7
Finance	4.5		100.0

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES March 31, 2009

	Cost	Value

Assets ($):
Investments in securities—See Statement of
Investments (Including Repurchase
Agreements of $1,344,000,000)—Note 1(b):	8,815,192,069	8,815,192,069
Interest receivable		5,877,600
Prepaid expenses		344,002
		8,821,413,671
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		194,017
Cash overdraft due to Custodian		1,842,345
Payable for shares of Beneficial Interest redeemed		105,883
		2,142,245
Net Assets ($)		8,819,271,426
Composition of Net Assets ($):
Paid-in capital		8,819,645,559
Accumulated net realized gain (loss) on investments		(374,133)
Net Assets ($)		8,819,271,426

Net Asset Value Per Share
	Prime Shares	Reserve Shares

Net Assets ($)	8,426,342,227	392,929,199
Shares Outstanding	8,426,694,975	392,950,584
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS Year Ended March 31, 2009

Investment Income ($):
Interest Income	328,337,138
Expenses:
Management fee—Note 2(a)	13,202,934
Treasury insurance expense—Note 1(e)	2,182,041
Distribution fees (Reserve Shares)—Note 2(b)	265,701
Total Expenses	15,650,676
Investment Income—Net	312,686,462
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(45,759)
Net Increase in Net Assets Resulting from Operations	312,640,703

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended March 31,

	2009	2008

Operations ($):
Investment income—net	312,686,462	554,795,645
Net realized gain (loss) on investments	(45,759)	646,966
Net Increase (Decrease) in Net Assets
Resulting from Operations	312,640,703	555,442,611
Dividends to Shareholders from ($):
Investment income—net:
Prime Shares	(303,419,431)	(554,794,981)
Reserve Shares	(9,267,031)	(664)
Total Dividends	(312,686,462)	(554,795,645)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Prime Shares	87,920,375,557	64,826,482,293
Reserve Shares	4,251,301,800	50,000
Dividends reinvested:
Prime Shares	251,124,596	525,750,411
Reserve Shares	9,221,663	—
Cost of shares redeemed:
Prime Shares	(94,288,929,003)	(59,023,919,612)
Reserve Shares	(3,867,622,879)	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(5,724,528,266)	6,328,363,092
Total Increase (Decrease) in Net Assets	(5,724,574,025)	6,329,010,058
Net Assets ($):
Beginning of Period	14,543,845,451	8,214,835,393
End of Period	8,819,271,426	14,543,845,451

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended March 31,

Prime Shares	2009	2008[a]	2007	2006	2005

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.022	.049	.052	.037	.016
Distributions:
Dividends from
investment income—net	(.022)	(.049)	(.052)	(.037)	(.016)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.19	5.04	5.30	3.72	1.64
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.12	.10	.10	.10	.10
Ratio of net investment income
to average net assets	2.38	4.84	5.19	3.62	1.59
Net Assets, end of period
($ x 1,000)	8,426,342	14,543,795	8,214,835	6,532,444	8,830,437

a The fund commenced offering two classes of shares on December 7, 2007. The existing shares were redesignated
Prime Shares.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

	Year Ended March 31,

Reserve Shares	2009	2008[a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00
Investment Operations:
Investment income—net	.021	.013
Distributions:
Dividends from investment income—net	(.021)	(.013)
Net asset value, end of period	1.00	1.00
Total Return (%)	2.13	4.22[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.18	.16[b]
Ratio of net investment income to average net assets	2.09	4.19[b]
Net Assets, end of period ($ x 1,000)	392,929	50

a	From December 7, 2007 (commencement of initial offering) to March 31, 2008.
b	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective July 1, 2008, BNY Mellon reorganized and consolidated a number of its banking and trust company subsidiaries.As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of NewYork Mellon (formerly,The Bank of NewYork).

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. The fund currently offers two classes of shares: Prime shares and Reserve shares. Prime shares and Reserve shares are identical except for the services offered to and the expenses borne by each class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of March 31, 2009 in valuing the fund’s investments:

Investments in
Valuation Inputs	Securities ($)

Level 1—Quoted Prices	—
Level 2—Other Significant Observable Inputs	8,815,192,069
Level 3—Significant Unobservable Inputs	—
Total	8,815,192,069

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investment represents amortized cost.

The Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008.At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that a net realized capital gain can be offset by capital loss carryovers it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended March 31, 2009, remains subject to examination by the Internal Revenue Service and state taxing authorities.

At March 31, 2009, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $374,133 is available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 2009. If not applied, $328,374 of the carryover expires in fiscal 2013 and $45,759 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal periods ended March 31, 2009 and March 31, 2008, were all ordinary income.

At March 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) Treasury’s Temporary Guarantee Program: The fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, was extended by the Treasury until April 30, 2009 and has been extended by the Treasury until September 18, 2009, after which the

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

Secretary of the Treasury will review the need for, and terms of, the Program. Participation in the initial term and the extended periods of the Program required a payment to the Treasury in the amount of .01%, .015% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share).This expense is being borne by the fund without regard to any expense limitation currently in effect.

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee and costs to participate in the Treasury’s Temporary Guarantee Program.

(b) Under the Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Reserve shares pay the Distributor at the annual rate of .06% of the value of Reserve shares average daily net assets for distributing Reserve shares, for advertising and marketing relating to Reserve shares and for providing certain services to shareholders of Reserve shares. The services include answering shareholder inquires regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect to those services.The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2009, the Reserve shares were charged $265,701 pursuant to the Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $172,343 and Rule 12b-1 distribution plan fees $21,674.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees Dreyfus Institutional Preferred Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Institutional Preferred Money Market Fund (one of the series comprising Dreyfus Institutional Preferred Money Market Funds) as of March 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended,and financial highlights for each of the periods indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2009 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion. In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Institutional Preferred Money Market Fund at March 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York May 14, 2009

The Fund 21

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby designates 83.70% of ordinary income dividends paid during the fiscal year ended March 31, 2009 as qualifying “interest related dividends.”

The Fund 23

OFFICERS OF THE FUND (Unaudited)

The Fund 25

OFFICERS OF THE FUND (Unaudited) (continued)

NOTES

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND

2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses
With Those of Other Funds
6	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
13	Notes to Financial Statements
19	Report of Independent Registered
Public Accounting Firm
20	Important Tax Information
21	Board Members Information
23	Officers of the Fund

FOR MORE INFORMATION

Back Cover

Dreyfus Institutional
Preferred Plus Money Market Fund

The Fund

LETTER TO SHAREHOLDERS Dear Shareholder:

This annual report for Dreyfus Institutional Preferred Plus Money Market Fund covers the 12-month period ended March 31, 2009. During the reporting period,the fund produced a yield of 1.49%.Taking into account the effects of compounding, the fund also produced an effective yield of 1.50% for the same period.1

Financial Crisis and Recession Roiled Credit Markets

Slumping U.S. housing markets, sluggish consumer spending, resurgent energy prices and job losses had intensified by the start of the reporting period, stoking concerns regarding a U.S. recession. In response, the Federal Reserve Board (the “Fed”) had reduced the overnight federal funds rate from 5.25% in September 2007 to 2.25% by the end of March 2008. Also in March 2008, in response to a persistent credit crunch stemming from turmoil in the sub-prime mortgage market, the Fed participated in the rescue of investment bank Bear Stearns and made funds available to Wall Street firms in an unprecedented program allowing the use of mortgage-backed securities as collateral.

While these aggressive remedial efforts reassured investors for a time, the resulting rallies proved to be short-lived as additional write-downs by major banks in the spring of 2008 sparked renewed volatility in the stock and bond markets. Still, a surge in exports boosted U.S. GDP to a better-than-expected 2.8% annualized growth rate in the second quarter of last year.

Second-quarter GDP proved to be the last indication of positive economic growth for the reporting period. Bad news continued to mount over the summer, including greater-than-expected losses by mortgage agencies Fannie Mae and Freddie Mac in July and a higher unemployment rate in August.

September was one of the most challenging months for the financial industry in decades, as major financial institutions found themselves unable to obtain short-term funding for their operations. In the ensuing

2

tumult, the U.S. government effectively nationalized Fannie Mae, Freddie Mac and insurer AIG; Lehman Brothers filed for bankruptcy and other major firms were sold to former rivals. Congress passed the $700 billion Troubled Assets Relief Program (TARP) in an attempt to shore up the nation’s banking system. It later was announced that U.S. GDP contracted by a 0.5% annualized rate in the third quarter.

Money market funds were not immune to the financial crisis. The Lehman Brothers bankruptcy led to challenging liquidity conditions in the commercial paper market, which forced one venerable fund’s net asset value below $1 per share. Other funds’ sponsors stepped in with cash infusions that enabled them to maintain stable net asset values.To prevent a surge in withdrawals, the U.S. government implemented the Temporary Guarantee Program for Money Market Funds, and the commercial paper market subsequently stabilized.

Interest Rates Cut to Unprecedented Low Levels

Despite the first coordinated rate cut ever implemented by the world’s central banks in October, the economic downturn gained momentum in the fall. The National Bureau of Economic Research officially declared in November 2008 that the U.S. economy has been in a recession since late 2007, a pronouncement that was confirmed by more job losses in December.The Fed followed up with additional rate cuts, and the target for the federal funds rate ended 2008 between 0% and 0.25%, a record low. In addition, U.S. GDP contracted by 6.3% in the fourth quarter, contributing to a 1.1% growth rate for 2008 overall.The U.S. economy shed 2.6 million jobs in 2008, and the unemployment rate rose to 7.2% by year-end.

Disappointing economic news continued to undermine investor sentiment in January, as the median sales price of single-family homes fell 12% in December compared to one year earlier, the most on record. The U.S. economy lost another 651,000 jobs in February and 694,000 jobs in March, driving the unemployment rate to a 25-year high of 8.5%. Meanwhile, the Conference Board’s Consumer Confidence Index hovered near its lowest level since its inception in 1967. In its

The Fund 3

LETTER TO SHAREHOLDERS (continued)

ongoing efforts to stimulate the economy, the U.S. government enacted the $787 billion American Recovery and Reinvestment Act, which is designed to retain and create jobs, provide budget relief to states and localities, maintain and expand social programs and offer short-term tax relief to businesses and individuals.

Maintaining a Focus on Quality

Over the first half of the reporting period, we set the fund’s weighted average maturity in a position we considered longer than industry averages. However, September’s historic developments limited our ability to find longer-dated money market instruments at reasonable prices, and we shifted the fund’s focus to overnight maturities. We subsequently have maintained the fund’s weighted average maturity in a range that is shorter than industry averages.

Despite new measures designed to address the recession and banking crisis, we currently expect reduced liquidity and tighter loan standards to dampen economic growth over the foreseeable future. Therefore, we intend to maintain the fund’s conservative credit posture and focus on liquidity.

April 15, 2009 New York, N.Y.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yield provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s yield and effective yield would have been 1.39% and 1.40%, respectively.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Preferred Plus Money Market Fund from October 1, 2008 to March 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended March 31, 2009

Expenses paid per $1,000†	$ .30
Ending value (after expenses)	$1,002.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended March 31, 2009

Expenses paid per $1,000†	$ .30
Ending value (after expenses)	$1,024.63

† Expenses are equal to the fund’s annualized expense ratio of .06%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The Fund 5

STATEMENT OF INVESTMENTS
March 31, 2009

	Principal
Negotiable Bank Certificates of Deposit—24.2%	Amount ($)	Value ($)

Banca Intesa SpA (Yankee)
0.48%, 4/20/09	25,000,000	25,000,132
Banco Bilbao Vizcaya Argenteria Puerto Rico (Yankee)
0.45%, 4/27/09	25,000,000	25,000,000
Bank of Ireland (Yankee)
1.90%, 4/14/09	25,000,000 [a]	24,993,106
Bank of Montreal (Yankee)
0.45%, 4/16/09	25,000,000	25,000,000
Calyon (Yankee)
0.70%, 4/1/09	25,000,000	25,000,000
Landesbank Hessen-Thuringen Girozentrale (Yankee)
0.50%, 4/27/09	25,000,000	25,000,181
Natixis (Yankee)
0.60%, 4/17/09	25,000,000	25,000,000
Total Negotiable Bank Certificates of Deposit
(cost $174,993,419)		174,993,419

Commercial Paper—10.3%

Abbey National North America LLC
0.25%, 4/1/09	25,000,000	25,000,000
BNP Paribas Finance Inc.
0.24%, 4/1/09	25,000,000	25,000,000
General Electric Capital Corp.
0.15%, 4/1/09	25,000,000	25,000,000
Total Commercial Paper
(cost $75,000,000)		75,000,000

Corporate Note—4.1%

Citigroup Funding Inc.
1.45%, 5/8/09
(cost $30,000,000)	30,000,000 [b]	30,000,000

U.S. Government Agency—9.1%

Federal Home Loan Bank
0.01%—0.33%, 4/1/09—4/20/09
(cost $66,197,701)	66,200,000	66,197,701

6

	Principal
Time Deposit—3.4%	Amount ($)	Value ($)

KBC Bank N.V. (Grand Cayman)
0.06%, 4/1/09
(cost $25,000,000)	25,000,000	25,000,000

Repurchase Agreements—48.9%

Banc of America Securities LLC
0.12%, dated 3/31/09, due 4/1/09 in the amount of
$70,000,233 (fully collateralized by $39,330,000
Federal Home Loan Mortgage Corp., 0%-5%, due
10/30/09-7/15/32, value $28,248,126, $22,661,000
Federal National Mortgage Association, Strips, due
5/15/09-11/15/29, value $14,135,138, $2,655,000
Financing Corp., Strips, due 9/26/13, value
$2,310,965, $18,548,000 Resolution Funding Corp.,
Strips, due 4/15/12-4/15/28, value $13,979,025
and $12,238,000 Tennessee Valley Authority,
0%-6.25%, due 12/15/17-4/1/36, value
$12,727,557)	70,000,000	70,000,000
Barclays Financial LLC
0.20%, dated 3/31/09, due 4/1/09 in the amount of
$70,000,389 (fully collateralized by $31,332,970
Federal Home Loan Bank, 1.375%, due 8/27/10, value
$31,432,566, $6,677,030 Federal National Mortgage
Association, 5.65%, due 10/26/17, value $7,002,244
and $31,111,327 Tennessee Valley Authority, 4.50%,
due 4/1/18, value $32,965,250)	70,000,000	70,000,000
BNP Paribas
0.10%, dated 3/31/09, due 4/1/09 in the amount of
$70,000,194 (fully collateralized by $123,874,474
U.S. Treasury Strips, due 5/15/20-5/15/27,
value $71,400,000)	70,000,000	70,000,000
Deutsche Bank Securities
0.19%, dated 3/31/09, due 4/1/09 in the
amount of $70,000,369 (fully collateralized
by $62,500,000 Federal National Mortgage
Association, 5.55%-6.03%, due 2/16/17-10/8/27,
value $57,316,815 and $37,166,000
Resolution Funding Corp., 0%,
due 1/15/30, value $14,083,313)	70,000,000	70,000,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)

Goldman, Sachs & Co.
0.02%, dated 3/31/09, due 4/1/09 in the amount of
$4,000,002 (fully collateralized by $3,648,600
U.S. Treasury Inflation Protected Securities, 2.375%,
due 1/15/17, value $4,080,097)	4,000,000	4,000,000
Greenwich Capital Markets
0.24%, dated 3/31/09, due 4/1/09 in the amount of
$70,000,467 (fully collateralized by $71,635,000
U.S. Treasury Bills, due 11/19/09, value $71,400,034)	70,000,000	70,000,000
Total Repurchase Agreements
(cost $354,000,000)		354,000,000

Total Investments (cost $725,191,120)	100.0%	725,191,120

Cash and Receivables (Net)	.0%	68,008

Net Assets	100.0%	725,259,128

a Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, this security amounted to $24,993,106 or 3.4% of net assets.
b Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

Repurchase Agreements	48.9	Finance	3.4
Banking	35.2	Foreign/Governmental	3.4
U.S. Government Agency	9.1		100.0

† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES March 31, 2009

	Cost	Value

Assets ($):
Investments in securities—See Statement of
Investments (Including Repurchase Agreements
of $354,000,000)—Note 1(b):	725,191,120	725,191,120
Interest receivable		167,198
Prepaid expenses		28,015
		725,386,333
Liabilities ($):
Cash overdraft due to Custodian		127,205
Net Assets ($)		725,259,128
Composition of Net Assets ($):
Paid-in capital		725,259,119
Accumulated net realized gain (loss) on investments		9
Net Assets ($)		725,259,128
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial interest authorized)		725,259,119
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS Year Ended March 31, 2009

Investment Income ($):
Interest Income	11,971,313
Expenses:
Management fee—Note 2(a)	740,418
Treasury insurance expense—Note 1(e)	178,981
Total Expenses	919,399
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 2(a)	(740,418)
Net Expenses	178,981
Investment Income—Net	11,792,332
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	1,101
Net Increase in Net Assets Resulting from Operations	11,793,433

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended March 31,

	2009	2008

Operations ($):
Investment income—net	11,792,332	41,976,102
Net realized gain (loss) on investments	1,101	3,318
Net Increase (Decrease) in Net Assets
Resulting from Operations	11,793,433	41,979,420
Dividends to Shareholders from ($):
Investment income—net	(11,792,332)	(41,976,102)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	7,136,839,186	8,654,660,335
Dividends reinvested	1,993	24,637
Cost of shares redeemed	(7,122,299,239)	(8,830,137,117)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	14,541,940	(175,452,145)
Total Increase (Decrease) in Net Assets	14,543,041	(175,448,827)
Net Assets ($):
Beginning of Period	710,716,087	886,164,914
End of Period	725,259,128	710,716,087

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended March 31,

	2009	2008	2007	2006	2005

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.015	.046	.052	.037	.017
Distributions:
Dividends from investment income—net	(.015)	(.046)	(.052)	(.037)	(.017)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.50	4.73	5.35	3.75	1.69
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.12	.10	.10	.10	.10
Ratio of net expenses
to average net assets	.02	.00	.00	.00	.00
Ratio of net investment income
to average net assets	1.59	4.68	5.23	3.65	1.80
Net Assets, end of period ($ x 1,000)	725,259	710,716	886,165	668,575	354,840

See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Preferred Plus Money Market Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Preferred Money Market Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The fund serves as an investment vehicle for certain other Dreyfus funds as well as for other institutional investors. At March 31, 2009, 100% of the fund’s outstanding shares were held by other Dreyfus funds.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

Effective July 1, 2008, BNY Mellon reorganized and consolidated a number of its banking and trust company subsidiaries.As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of NewYork Mellon (formerly,The Bank of NewYork).

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (continued)

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

14

The following is a summary of the inputs used as of March 31, 2009 in valuing the fund’s investments:

Investments in
Valuation Inputs	Securities ($)

Level 1—Quoted Prices	—
Level 2—Other Significant Observable Inputs	725,191,120
Level 3—Significant Unobservable Inputs	—
Total	725,191,120

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an

The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that a net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended March 31, 2009, remains subject to examination by the Internal Revenue Service and state taxing authorities.

16

At March 31, 2009, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended March 31, 2009 and March 31, 2008, were all ordinary income.

At March 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) Treasury’s Temporary Guarantee Program: The fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, was extended by the Treasury until April 30, 2009 and has been extended by the Treasury until September 18, 2009, after which the Secretary of the Treasury will review the need for, and terms of, the Program. Participation in the initial term and the extended periods of

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

the Program required a payment to the Treasury in the amount of .01%, .015% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share).This expense is being borne by the fund without regard to any expense limitation currently in effect.

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee and costs to participate in the Treasury’s Temporary Guarantee Program. The Manager had undertaken from April 1, 2008 through March 31, 2009 to waive its management fee.The reduction in management fee, pursuant to the undertaking, amounted to $740,418 during the period ended March 31, 2009.This waiver was voluntary, not contractual and can be terminated at any time.

18

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees Dreyfus Institutional Preferred Plus Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Institutional Preferred Plus Money Market Fund (one of the series comprising Dreyfus Institutional Preferred Money Market Funds) as of March 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2009 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Institutional Preferred Plus Money Market Fund at March 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby designates 93.05% of ordinary income dividends paid during the fiscal year ended March 31, 2009 as qualifying “interest related dividends.”

20

The Fund 21

22

The Fund 23

24

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $50,351 in 2008 and $51,360 in 2009.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2008 and $21,104 in 2009.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2008 and $0 in 2009.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $4,923 in 2008 and $6,138 in 2009. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2008 and $0 in 2009.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $5,326 in 2008 and $2,713 in 2009. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2008 and $0 in 2009.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $2,263,238 in 2008 and $17,417,147 in 2009.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Preferred Money Market Funds

By:	/s/ J. David Officer

J. David Officer,
President

Date:	05/28/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer

J. David Officer,
President

Date:	05/28/2009

By:	/s/ James Windels

James Windels,
Treasurer

Date:	05/28/2009

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)